Consolidated Statements Of Convertible Preferred Stock And Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Common Shares	Dec. 31, 2010 Series A Convertible Preferred Shares	Dec. 31, 2013 Series B Convertible Preferred Shares	Dec. 31, 2013 Series B-1 Convertible Preferred Shares	Dec. 31, 2011 Preferred Stock Subscription
Issuance of stock, issuance costs	$ 3,207	$ 160	$ 143	$ 123	$ 35